                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01545
                                  ---------------------------------------------

                      Eaton Vance Special Investment Trust
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                                 Alan R. Dynner
    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260
                                                   ----------------------------

Date of fiscal year end:   December 31, 2003
                        --------------------------
Date of reporting period:  June 30, 2003
                         -------------------------

ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[PHOTO OF STATUE OF LIBERTY]

SEMIANNUAL REPORT JUNE 30, 2003

[PHOTO OF LINCOLN MEMORIAL]

EATON VANCE
INSTITUTIONAL
SHORT TERM
TREASURY
FUND

[PHOTO OF AMERICAN FLAG]

                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

From time to time mutual funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF JUNE 30, 2003 INVESTMENT UPDATE

[PHOTO OF DUKE E. LAFLAMME, CFA]
Duke E. Laflamme, CFA
Portfolio Manager

Investment Environment

- With the beginning of a rebound in consumer confidence and the equity markets, continued strength in the housing market, new personal and business tax cuts, increasing corporate profits, and an expanding money supply, almost every key economic factor that would favor a sustained recovery fell into place in the first half of 2003. However, based on statistics released in May and June, the expected post-war bounce has yet to materialize. The confidence necessary to spur capital spending growth continued to be influenced by structural, not war-related, issues within the business sector.

- While the Federal Reserve lowered its key interest rate by 0.25% in June 2003, the markets reacted more to the Fed's public statements than to the rate cut. In May 2003, the Fed made its first public statements concerning the risks of deflation, followed by comments describing the monetary tools available to mitigate the effects of a "deflationary spiral." In response, long Treasuries rallied dramatically, flattening the yield curve and producing another wave of stimulative mortgage refinancings. The similarly worded statement released after the Fed's June meeting, however, produced a vastly different reaction from the markets, including a significant decline in Treasuries and a steeper curve.

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

The Fund

  Performance for the Past Six Months

- Eaton Vance Institutional Short Term Treasury Fund had a total return of 0.29% during the six months ended June 30, 2003%.(1)

- This return resulted from an increase in the Fund's net asset value to $73.05 per share on June 30, 2003, from $72.84 per share on December 31, 2002.

  About the Fund

- Eaton Vance Institutional Short Term Treasury Fund invests only in Treasury obligations with a remaining maturity of up to five years and Treasury-collateralized repurchase agreements. During this period, the Fund continued to offer both very low credit risk compared to corporate bond funds and minimal interest rate sensitivity compared to longer-term fixed-income mutual funds.

[CHART]

                      6-MONTH TREASURY BILL RATES IN 2003*

[GRAPHIC DESCRIPTION OF 6-MONTH TREASURY BILL RATES IN 2003]

FUND INFORMATION
AS OF JUNE 30, 2003

PERFORMANCE(1)
--------------------------------------------------------------------------------
SEC Average Annual Total Returns
One year                           0.87%
Life of Fund+                      3.37%

+Inception Date - 1/4/99

(1) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. There is no sales charge.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2003
Assets
---------------------------------------------------
Cash                                      $ 104,974
Interest receivable                              36
---------------------------------------------------
TOTAL ASSETS                              $ 105,010
---------------------------------------------------

Sources of Net Assets
---------------------------------------------------
Accumulated net realized loss (computed
   on the basis of identified cost)       $(377,127)
Accumulated undistributed net investment
   income                                   482,137
---------------------------------------------------
TOTAL                                     $ 105,010
---------------------------------------------------

Net Asset Value, Offering Price
and Redemption Price Per Share
---------------------------------------------------
($105,010  DIVIDED BY 1,437.5 SHARES OF
   BENEFICIAL INTEREST OUTSTANDING)       $   73.05
---------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2003
Investment Income
--------------------------------------------------
Interest                                  $147,106
--------------------------------------------------
TOTAL INVESTMENT INCOME                   $147,106
--------------------------------------------------

Expenses
--------------------------------------------------
Management fee                            $ 42,719
Service fees                                29,947
--------------------------------------------------
TOTAL EXPENSES                            $ 72,666
--------------------------------------------------
Deduct --
   Preliminary Reduction of management
      fee                                 $ 28,073
   Preliminary Reduction of service fee     14,420
--------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $ 42,493
--------------------------------------------------

NET EXPENSES                              $ 30,173
--------------------------------------------------

NET INVESTMENT INCOME                     $116,933
--------------------------------------------------

Realized and Unrealized Gain (Loss)
--------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  2,097
--------------------------------------------------
NET REALIZED GAIN                         $  2,097
--------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $    (56)
--------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $    (56)
--------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $  2,041
--------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $118,974
--------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2003     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2002
--------------------------------------------------------------------------------
From operations --
   Net investment income                  $        116,933  $          6,217,006
   Net realized gain (loss)                          2,097              (377,904)
   Net change in unrealized
      appreciation (depreciation)                      (56)               (1,455)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $        118,974  $          5,837,647
--------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income             $             --  $            (10,349)
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $             --  $            (10,349)
--------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares           $     75,000,000  $      2,005,950,000
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared                            --                10,349
   Cost of shares redeemed                     (76,016,186)       (2,012,134,618)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $     (1,016,186) $         (6,174,269)
--------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $       (897,212) $           (346,971)
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of period                    $      1,002,222  $          1,349,193
--------------------------------------------------------------------------------
AT END OF PERIOD                          $        105,010  $          1,002,222
--------------------------------------------------------------------------------

Accumulated undistributed
net investment income
included in net assets
--------------------------------------------------------------------------------
AT END OF PERIOD                          $        482,137  $            374,684
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                  SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2003       -------------------------------------------------------
                                  (UNAUDITED)(1)        2002(1)        2001(1)        2000(2)      1999(1)(3)
-------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $72.840           $72.710        $70.760        $70.600       $70.000
-------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.349           $ 0.944        $ 2.195        $ 3.860       $ 3.015
Net realized and unrealized
   gain (loss)                         (0.139)(4)        (0.054)         0.555          0.020         0.005
-------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $ 0.210           $ 0.890        $ 2.750        $ 3.880       $ 3.020
-------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------
From net investment income            $    --           $(0.760)       $(0.800)       $(3.720)      $(2.420)
-------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $    --           $(0.760)       $(0.800)       $(3.720)      $(2.420)
-------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $73.050           $72.840        $72.710        $70.760       $70.600
-------------------------------------------------------------------------------------------------------------

TOTAL RETURN(5)                          0.29%             1.22%          3.89%          5.50%         4.32%
-------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
-------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $   105           $ 1,002        $ 1,349        $ 1,000       $ 1,002
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          0.25%(6)          0.52%          0.60%          0.60%         0.60%(6)
   Net investment income                 0.97%(6)          1.29%          3.02%          5.60%         4.23%(6)
Portfolio Turnover                          5%               14%            13%            11%           11%
-------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund may reflect a reduction of the management fee and the service fee. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.60%(6)          0.60%
   Net investment income                 0.62%(6)          1.21%
Net investment income per
   share                              $ 0.223           $ 0.885
-------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Net investment income per share was computed as its proportionate share of the net increase in net assets from operations per share.
 (3) For the period from the start of business, January 4, 1999, to December 31, 1999.
 (4) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (5) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Institutional Short Term Treasury Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek current income and liquidity by investing exclusively in U.S. Treasury obligations (bills, notes and bonds) with a remaining maturity of up to five years and repurchase agreements collateralized exclusively by U.S. Treasury obligations. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income tax is necessary. At December 31, 2002, the Fund, for federal income tax purposes, had a capital loss carryover of $379,224, which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such loss carryover will expire on December 31, 2010.

 D Distributions to Shareholders -- It is the present policy of the Fund to pay dividends and capital gains annually, normally in December. The Fund intends on its tax return to treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the Fund's undistributed investment company taxable income and net capital gain. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the Fund is required to distribute as dividends to shareholders in order for the Fund to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to nonredeeming shareholders and defer the recognition of taxable income by shareholders. However, since the amount of any undistributed income will be reflected in the value of the Fund's shares, the total return on a shareholder's investment will not be reduced as a result of the Fund's distribution policy.

   Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

 E Repurchase Agreements -- The Fund may enter into repurchase agreements collateralized exclusively by U.S. Treasury obligations with banks and broker-dealers determined to be creditworthy by the Investment Manager. Under a repurchase agreement, the Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price for settlement at a later date. The Fund's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any interest earned on the repurchase agreement, and will be marked to market daily. The repurchase date is usually overnight, but may be within seven days of the original purchase date. In the event of bankruptcy of the counterparty or a third party custodian, the Fund might experience delays in recovering its cash or experience a loss.

 F Other -- Investment transactions are accounted for on a trade date basis.
   Dividends to shareholders are recorded on the ex-dividend date.

 G Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 H Expenses -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 I Interim Financial Statements -- The interim financial statements relating to
   June 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements

2 Shares of Beneficial Interest
-------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              JUNE 30, 2003     YEAR ENDED
                                              (UNAUDITED)       DECEMBER 31, 2002
    --------------------------------------------------------------------------------
    Sales                                            1,029,654            27,472,765
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                            --                   142
    Redemptions                                     (1,041,976)          (27,477,703)
    --------------------------------------------------------------------------------
    NET DECREASE                                       (12,322)               (4,796)
    --------------------------------------------------------------------------------

3 Purchases and Sales of Investments
-------------------------------------------
   Purchases and sales (including maturities) of U.S. Government Securities aggregated $40,876,765 and $41,953,552, respectively.

4 Management Fee and Other Transactions with Affiliates
-------------------------------------------
   The management fee is earned by Eaton Vance Management (EVM) as compensation for management services rendered to the Fund. The fee is at an annual rate of 0.35% of the average daily net assets of the Fund. Eaton Vance also provides administrative services and pays all ordinary operating expenses of the Fund (except service and management fees). For the six months ended June 30, 2003, the fee was equivalent to 0.35% (annualized) of the Fund's average net assets and amounted to $42,719. To enhance the net investment income of the Fund, EVM made a preliminary reduction of its management fee in the amount of $28,073. Certain officers and Trustees of the Fund are officers of EVM.

5 Service Plan
-------------------------------------------
   The Fund has adopted a service plan. Fund assets bear a service fee for personal and/or account services paid to the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM, in an amount not exceeding 0.25% (annualized) of average daily net assets. EVD may pay up to the entire amount of the service fee to investment dealers and their employees, or to EVD employees for providing services to the Fund or its shareholders. Service fee payments from EVD to investment dealers and others will be made on new accounts only if EVD has previously authorized in writing such payments for identified accounts. For the six months ended June 30, 2003, the Fund paid or accrued service fees payable to EVD in the amount of $29,947 and EVD in turn paid a substantial portion of this amount to investment dealers. To enhance the net investment income of the Fund, EVD made a preliminary reduction of its service fee in the amount of $14,420.

6 Line of Credit
-------------------------------------------
   The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowing at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2003.

7 Shareholder Meeting
-------------------------------------------
   The Fund held a Special Meeting of Shareholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                                NUMBER OF SHARES
                                              ---------------------
    NOMINEE FOR TRUSTEE                       AFFIRMATIVE  WITHHOLD
    ---------------------------------------------------------------
    Jessica M. Bibliowicz                         13,759        0
    Donald R. Dwight                              13,759        0
    James B. Hawkes                               13,759        0
    Samuel L. Hayes, III                          13,759        0
    William H. Park                               13,759        0
    Norton H. Reamer                              13,759        0
    Lynn A. Stout                                 13,759        0

   Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Trust.

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND

INVESTMENT MANAGEMENT

Officers

Thomas E. Faust Jr.
President

Duke Laflamme
Vice President

Thomas H. Luster
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

MANAGER
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122


                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                          BOSTONMANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call:
                                 1-800-262-1122

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA02109

   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.

163-8/03                                                                 I-TYSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Required in Filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) and (b) Exhibit is attached to Filing.

(c) Exhibit is attached to Filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE SPECIAL INVESTMENT TRUST (ON BEHALF OF EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND)



By:   /s/ Thomas E. Faust Jr.
      ---------------------
      Thomas E. Faust Jr.
      Treasurer


Date: August 18, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ James L. O'Connor
      ---------------------
      James L. O'Connor
      Treasurer


Date:    August 18, 2003


By:   /s/ Thomas E. Faust Jr.
      -----------------------
      Thomas E. Faust Jr.
      President


Date:    August 18, 2003